Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended					12 Months Ended
	Dec. 19, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2023
Term Loan (Details) [Line Items]
Debt instrument, description							the Borrowers, the Secured Guarantors, the Agent and the Lenders, entered into the Second Amendment to Credit Agreement (the “Second Amendment”) pursuant to which, among other things, (i) the Lenders agreed to make a new $75,000,000 term loan to the Borrowers, the proceeds of which the Borrowers’ used to repay the outstanding principal amount of the existing Terms Loans and Optional Loans and will use for other general corporate purposes, (ii) the Borrowers were permitted to make a one-time Permitted Distribution (as defined in the Second Amendment) in the amount of $30,000,000 on the date of the Second Amendment, (iii) the maturity date of the new Term Loans is five (5) years from the date of the Second Amendment, (iv) the interest rate margin was increased by 25 basis points as set forth in the Second Amendment, (v) the Borrowers agreed to make mandatory prepayments of the Term Loans from a portion of the Consolidated Excess Cash Flow (as defined in the Credit Agreement), (vi) the maximum Consolidated Total Funded Debt Ratio (as defined in the Credit Agreement) was increased as set forth in the Second Amendment and (vii) the Company and B. Riley Principal Investments, LLC entered into a reaffirmation of their guarantees of the Borrowers’ obligations under the Credit Agreement. Additionally, the Borrowers paid a commitment fee and an arrangement fee, each based on a percentage of the aggregate commitments, in each case upon the closing of the Second Amendment.
Unamortized debt issuance costs							$ 9,557	$ 8,875
Subsequent Event [Member]
Term Loan (Details) [Line Items]
Quarterly installments for term loan		$ 2,750	$ 3,250	$ 3,750	$ 4,250	$ 4,750
Minimum [Member] | BRPAC Credit Agreement [Member] | BRPI Acquisition Co LLC [Member] | City National Bank [Member]
Term Loan (Details) [Line Items]
Principal amount							80,000
Unamortized debt issuance costs							787
Maximum [Member] | BRPAC Credit Agreement [Member] | BRPI Acquisition Co LLC [Member] | City National Bank [Member]
Term Loan (Details) [Line Items]
Principal amount							90,000
Term Loan [Member] | BRPI Acquisition Co LLC [Member]
Term Loan (Details) [Line Items]
Principal amount							$ 74,213
Term Loan [Member] | BRPAC Credit Agreement [Member] | BRPI Acquisition Co LLC [Member]
Term Loan (Details) [Line Items]
Description of collateral							Additionally, in connection with the Option Loan, the Borrowers executed a term note in favor of New Lender dated February 1, 2019 in the amount of $10,000.
Principal amount								66,666
Interest rate terms, description							Borrowings under the BRPAC Credit Agreement bear interest at a rate equal to (a) the LIBOR rate for Eurodollar loans, plus (b) the applicable margin rate, which ranges from 2.75% to 3.25% per annum, based upon the Borrowers’ ratio of consolidated funded indebtedness to adjusted earnings before interest, taxes, depreciation, and amortization (EBITDA) for the preceding four fiscal quarters or other applicable period.
Interest rate							3.40%
Frequency of periodic payment							Amounts outstanding under the Amended BRPAC Credit Agreement are due in quarterly installments commencing on March 31, 2021.
Unamortized debt issuance costs								600
Interest expense							$ 2,369	4,609
Amortization of deferred debt issuance costs							$ 278	$ 350
Term Loan [Member] | BRPAC Credit Agreement [Member] | BRPI Acquisition Co LLC [Member] | Banc of California, N.A. [Member]
Term Loan (Details) [Line Items]
Description of collateral	The obligations under the BRPAC Credit Agreement are secured by first-priority liens on, and first priority security interest in, substantially all of the assets of the Credit Parties, including a pledge of (a) 100% of the equity interests of the Credit Parties, (b) 65% of the equity interests in United Online Software Development (India) Private Limited, a private limited company organized under the laws of India; and (c) 65% of the equity interests in magicJack VocalTec LTD., a limited company organized under the laws of Israel. Such security interests are evidenced by pledge, security and other related agreements.						Pursuant to the terms of the BRPAC Credit Agreement, the Company may request additional optional term loans in an aggregate principal amount of up to $10,000 at any time prior to the first anniversary of the agreement date (the “Option Loan”) with a final maturity date of December 19, 2023.
Additional borrowed amount (the "Option Loan")							$ 10,000
Term Loan [Member] | BRPAC Credit Agreement [Member] | BRPI Acquisition Co LLC [Member] | Banc of California, N.A. [Member] | Subsequent Event [Member]
Term Loan (Details) [Line Items]
Principal amount									$ 80,000
Term Loan [Member] | BRPAC Credit Agreement [Member] | BRPI Acquisition Co LLC [Member] | City National Bank [Member]
Term Loan (Details) [Line Items]
Additional borrowed amount (the "Option Loan")							$ 10,000